Thrivent Mutual Funds

Supplement to the Statement of Additional Information

dated February 27, 2015

with respect to

Thrivent Growth and Income Plus Fund

Thrivent Balanced Income Plus Fund

Thrivent Diversified Income Plus Fund

Thrivent Opportunity Income Plus Fund

1.	The following information, which is as of December 31, 2014, is hereby added to the section of the Statement of Additional Information entitled “Investment Adviser, Investment Subadvisers and Portfolio Managers—Thrivent Asset Mgt. Portfolio Managers—Other Accounts Managed by the Thrivent Asset Mgt. Portfolio Managers”:

	Other Registered Investment Companies		Other Accounts
	# of Accounts Managed	Assets Managed	# of Accounts Managed	Assets Managed
Portfolio Manager
Noah J. Monson	0	$0	0	$0
Reginald L. Pfiefer	1	$142,500,000	1	$76,572,448
Kent L. White	0	$0	2	$158,634,200

2.	The following information, which is as of December 31, 2014, is hereby added to the section of the Statement of Additional Information entitled “Investment Adviser, Investment Subadvisers and Portfolio Managers—Thrivent Asset Mgt. Portfolio Managers—Ownership in the Funds”:

Portfolio Manager	Fund	Fund Ownership	Portfolio	Portfolio Ownership
Noah J. Monson	Thrivent Growth and Income Plus Fund	$0	Thrivent Growth and Income Plus Portfolio	$0
	Thrivent Balanced Income Plus Fund	$0	Thrivent Balanced Income Plus Portfolio	$0
	Thrivent Diversified Income Plus Fund	$0	Thrivent Diversified Income Plus Portfolio	$0

Reginald L. Pfiefer	Thrivent Growth and Income Plus Fund	$0	Thrivent Growth and Income Plus Portfolio	$0
	Thrivent Balanced Income Plus Fund	$0	Thrivent Balanced Income Plus Portfolio	$0
	Thrivent Diversified Income Plus Fund	$0	Thrivent Diversified Income Plus Portfolio	$0
			Thrivent Real Estate Securities Portfolio	$0

Kent L. White	Thrivent Opportunity Income Plus Fund	$0	Thrivent Opportunity Income Plus Portfolio	$0

The date of this Supplement is May 4, 2015.

Please include this Supplement with your Statement of Additional Information.

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